VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

(the “Fund”)

Supplement dated October 15, 2019

to the Fund’s Class I, and Class P shares Prospectus and Class P3 shares Prospectus

(each a “Prospectus” and collectively the “Prospectuses”)

each dated February 28, 2019

Effective May 1, 2019 Giles Edwards was added as a portfolio manager for the Fund’s Lazard Asset Management LLC (“Lazard”) sleeve.

Effective immediately, the Fund’s Prospectuses are revised as follows:

1.

The sub-section entitled “Portfolio Management – Portfolio Managers – Sub-Adviser - Lazard Asset Management LLC” of the Fund’s Prospectuses, is hereby deleted in its entirety and replaced with the following.

	Sub-Adviser Lazard Asset Management LLC Portfolio Managers Michael G. Fry Portfolio Manager (since 07/13) Giles Edwards Portfolio Manager (since 05/19) Michael Powers Portfolio Manager (since 07/13)	Michael A. Bennett Portfolio Manager (since 07/13) Kevin Matthews Portfolio Manager (since 07/13) John R. Reinsberg Portfolio Manager (since 07/13)
2.

The following paragraph is included in the sub-section entitled “Management of the Funds – The Sub-Advisers and Portfolio Managers – Voya Multi-Manager International Equity Fund – Lazard Asset Management LLC:”

Giles Edwards, Portfolio Manager/Analyst, is on various international equity teams. He joined Lazard in 2008.

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VOYA MUTUAL FUNDS

Voya Multi-Manager International Equity Fund

(the “Fund”)

Supplement dated October 15, 2019

to the Fund’s Class I, Class P, and Class P3 shares

Statement of Additional Information

(the “SAI”)

dated February 28, 2019

Effective May 1, 2019 Giles Edwards was added as a portfolio manager for the Fund’s Lazard Asset Management LLC (“Lazard”) sleeve. Effective immediately, the Fund’s SAI is revised as follows:
1.

The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the sub-section entitled “Sub-Adviser – Portfolio Management – Voya Multi-Manager International Equity Fund – Lazard” in the Fund’s SAI are hereby amended to include the following:

Other Accounts Managed

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Giles Edwards[4]	11[5]	$9,450,185,138	9	$2,294,093,306	171[6]	$18,149,415,990

4       As of June 30, 2019.

5       One of these accounts with total assets of $4,071,636,196 has a performance based advisory fee.

6       One of these accounts with total assets of $116,917,477 has a performance based advisory fee.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Giles Edwards[1]	None

1       As of June 30, 2019.

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